SUBSEQUENT EVENTS - Employee Stock Purchase Plan (Details) - Subsequent Event - $ / shares	Sep. 29, 2021	Oct. 08, 2021	Jul. 31, 2021
Subsequent Event [Line Items]
Number of shares on exercsie of warrants		0.4458
Number of common shares vested	5,750,000
First tranche
Subsequent Event [Line Items]
Volume-weighted average trading sale price of share	$ 20.00
Threshold trading days volume-weighted average trading sale price of share	40 days
Consecutive trading days for volume-weighted average trading sale price of share	60 days
Public warrants
Subsequent Event [Line Items]
Redemption price per warrant		$ 0.01
Private warrants
Subsequent Event [Line Items]
Number of warrants vested	4,927,778
2021 Stock Incentive Plan
Subsequent Event [Line Items]
Maximum percentage of the fair market value of share on the purchase date as purchase price			85.00%
Maximum percentage of the fair market value of share on the offering date as purchase price			85.00%
Number of common shares vested			61,211,436